Shareholder Report, Average Annual Return (Details)	5 Months Ended	12 Months Ended	44 Months Ended	56 Months Ended	60 Months Ended	68 Months Ended	92 Months Ended	119 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000009820
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Behavioral Large Cap Value Equity Fund - A
C000009822
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Behavioral Large Cap Value Equity Fund - C
C000009819
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Behavioral Large Cap Value Equity Fund - I
Average Annual Return, Percent		17.51%			17.64%				11.24%
C000199529
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Behavioral Large Cap Value Equity Fund - R6
C000084353
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Behavioral Small Cap Value Equity Fund - A
Average Annual Return, Percent		(0.57%)			15.57%				7.98%
C000084355
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Behavioral Small Cap Value Equity Fund - C
C000199534
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Behavioral Small Cap Value Equity Fund - R6
C000034900
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Behavioral Small Cap Value Equity Fund - I
C000009884
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Equity Income Fund - A
Average Annual Return, Percent		(8.08%)			10.10%				10.39%
C000009886
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Equity Income Fund - C
C000199533
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Equity Income Fund - R6
C000009883
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Equity Income Fund - I
C000009891
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Intermediate U.S. Government Fund - A
Average Annual Return, Percent		1.07%			(0.46%)				0.87%
C000009893
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Intermediate U.S. Government Fund - C
C000009890
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Intermediate U.S. Government Fund - I
C000123268
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Long Duration Corporate Bond Fund - A
Average Annual Return, Percent		(1.51%)			(2.61%)				0.84%
C000123269
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Long Duration Corporate Bond Fund - C
C000234127
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Long Duration Corporate Bond Fund - R6
C000123270
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Long Duration Corporate Bond Fund - I
C000156996
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Mid Cap Relative Value Fund - A
Average Annual Return, Percent		(0.43%)			10.45%			8.16%
C000156997
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Mid Cap Relative Value Fund - C
C000260431
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Mid Cap Relative Value Fund - R6
C000156998
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Mid Cap Relative Value Fund - I
C000009838
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital North Carolina Intermediate Tax-Free Fund - A
Average Annual Return, Percent		(0.50%)			(0.38%)				1.06%
C000112495
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital North Carolina Intermediate Tax-Free Fund - C
C000009837
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital North Carolina Intermediate Tax-Free Fund - I
C000123271
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Quality Income Fund - A
Average Annual Return, Percent		1.28%			(0.02%)				1.57%
C000123272
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Quality Income Fund - C
C000123273
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Quality Income Fund - I
C000156999
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Real Estate Fund - A
Average Annual Return, Percent		(9.92%)			4.99%			5.73%
C000157000
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Real Estate Fund - C
C000217819
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Real Estate Fund - R6
C000157001
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Real Estate Fund - I
C000009858
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Short Duration Bond Fund - A
Average Annual Return, Percent		2.53%			1.91%				2.12%
C000112497
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Short Duration Bond Fund - C
C000225245
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Short Duration Bond Fund - R6
C000009857
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Short Duration Bond Fund - I
C000157002
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Small Cap Value Fund - A
Average Annual Return, Percent		1.63%			14.48%			9.03%
C000157003
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Small Cap Value Fund - C
C000217820
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Small Cap Value Fund - R6
C000157004
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Small Cap Value Fund - I
C000009852
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital South Carolina Intermediate Tax-Free Fund - A
Average Annual Return, Percent		(0.66%)			(0.16%)				1.15%
C000112496
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital South Carolina Intermediate Tax-Free Fund - C
C000009851
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital South Carolina Intermediate Tax-Free Fund - I
C000009844
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Special Opportunities Fund - A
Average Annual Return, Percent		9.29%			12.74%				11.12%
C000009846
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Special Opportunities Fund - C
C000199531
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Special Opportunities Fund - R6
C000009843
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Special Opportunities Fund - I
C000009864
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Total Return Bond Fund - A
Average Annual Return, Percent		0.85%			(0.69%)				1.88%
C000009866
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Total Return Bond Fund - C
C000199532
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Total Return Bond Fund - R6
C000009863
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Total Return Bond Fund - I
C000119973
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Ultra Short Bond Fund - A
C000119975
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Ultra Short Bond Fund - I
C000009872
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Virginia Intermediate Tax-Free Fund - A
Average Annual Return, Percent		(0.81%)			(0.54%)				1.01%
C000112498
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Virginia Intermediate Tax-Free Fund - C
C000009871
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Virginia Intermediate Tax-Free Fund - I
C000009874
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital West Virginia Intermediate Tax-Free Fund - A
Average Annual Return, Percent		(0.29%)			0.05%				1.34%
C000112499
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital West Virginia Intermediate Tax-Free Fund - C
C000009873
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital West Virginia Intermediate Tax-Free Fund - I
Without Sales Load [Member] | C000009820
Average Annual Return [Line Items]
Average Annual Return, Percent		17.23%			17.36%				10.96%
Without Sales Load [Member] | C000009822
Average Annual Return [Line Items]
Average Annual Return, Percent		16.34%			16.47%				10.14%
Without Sales Load [Member] | C000009819
Average Annual Return [Line Items]
Average Annual Return, Percent		17.51%			17.64%				11.24%
Without Sales Load [Member] | C000199529
Average Annual Return [Line Items]
Average Annual Return, Percent		17.69%			17.76%		9.52%
Without Sales Load [Member] | C000084353
Average Annual Return [Line Items]
Average Annual Return, Percent		5.47%			16.94%				8.63%
Without Sales Load [Member] | C000084355
Average Annual Return [Line Items]
Average Annual Return, Percent		4.65%			16.08%				7.81%
Without Sales Load [Member] | C000199534
Average Annual Return [Line Items]
Average Annual Return, Percent		5.76%			17.31%		7.03%
Without Sales Load [Member] | C000034900
Average Annual Return [Line Items]
Average Annual Return, Percent		5.68%			17.22%				8.89%
Without Sales Load [Member] | C000009884
Average Annual Return [Line Items]
Average Annual Return, Percent		(2.47%)			11.41%				11.05%
Without Sales Load [Member] | C000009886
Average Annual Return [Line Items]
Average Annual Return, Percent		(3.20%)			10.58%				10.22%
Without Sales Load [Member] | C000199533
Average Annual Return [Line Items]
Average Annual Return, Percent		(2.10%)			11.81%		9.07%
Without Sales Load [Member] | C000009883
Average Annual Return [Line Items]
Average Annual Return, Percent		(2.21%)			11.69%				11.33%
Without Sales Load [Member] | C000009891
Average Annual Return [Line Items]
Average Annual Return, Percent		3.12%			(0.05%)				1.08%
Without Sales Load [Member] | C000009893
Average Annual Return [Line Items]
Average Annual Return, Percent		2.36%			(0.80%)				0.31%
Without Sales Load [Member] | C000009890
Average Annual Return [Line Items]
Average Annual Return, Percent		3.38%			0.18%				1.32%
Without Sales Load [Member] | C000123268
Average Annual Return [Line Items]
Average Annual Return, Percent		0.52%			(2.22%)				1.04%
Without Sales Load [Member] | C000123269
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.11%)			(2.92%)				0.31%
Without Sales Load [Member] | C000234127
Average Annual Return [Line Items]
Average Annual Return, Percent		0.85%	(2.71%)
Without Sales Load [Member] | C000123270
Average Annual Return [Line Items]
Average Annual Return, Percent		0.76%			(1.98%)				1.28%
Without Sales Load [Member] | C000156996
Average Annual Return [Line Items]
Average Annual Return, Percent		5.66%			11.77%			8.81%
Without Sales Load [Member] | C000156997
Average Annual Return [Line Items]
Average Annual Return, Percent		4.87%			11.03%			8.07%
Without Sales Load [Member] | C000260431
Average Annual Return [Line Items]
Average Annual Return, Percent	8.97%
Without Sales Load [Member] | C000156998
Average Annual Return [Line Items]
Average Annual Return, Percent		5.93%			12.05%				9.25%
Without Sales Load [Member] | C000009838
Average Annual Return [Line Items]
Average Annual Return, Percent		1.55%			0.03%				1.26%
Without Sales Load [Member] | C000112495
Average Annual Return [Line Items]
Average Annual Return, Percent		0.89%			(0.72%)				0.52%
Without Sales Load [Member] | C000009837
Average Annual Return [Line Items]
Average Annual Return, Percent		1.80%			0.28%				1.52%
Without Sales Load [Member] | C000123271
Average Annual Return [Line Items]
Average Annual Return, Percent		3.38%			0.39%				1.77%
Without Sales Load [Member] | C000123272
Average Annual Return [Line Items]
Average Annual Return, Percent		2.68%			(0.28%)				1.05%
Without Sales Load [Member] | C000123273
Average Annual Return [Line Items]
Average Annual Return, Percent		3.75%			0.66%				2.04%
Without Sales Load [Member] | C000156999
Average Annual Return [Line Items]
Average Annual Return, Percent		(4.42%)			6.24%			6.36%
Without Sales Load [Member] | C000157000
Average Annual Return [Line Items]
Average Annual Return, Percent		(5.16%)			5.45%			5.58%
Without Sales Load [Member] | C000217819
Average Annual Return [Line Items]
Average Annual Return, Percent		(4.07%)			6.63%	4.02%
Without Sales Load [Member] | C000157001
Average Annual Return [Line Items]
Average Annual Return, Percent		(4.18%)			6.51%				6.85%
Without Sales Load [Member] | C000009858
Average Annual Return [Line Items]
Average Annual Return, Percent		4.60%			2.33%				2.33%
Without Sales Load [Member] | C000112497
Average Annual Return [Line Items]
Average Annual Return, Percent		3.82%			1.58%				1.58%
Without Sales Load [Member] | C000225245
Average Annual Return [Line Items]
Average Annual Return, Percent		4.97%		2.69%
Without Sales Load [Member] | C000009857
Average Annual Return [Line Items]
Average Annual Return, Percent		4.86%			2.58%				2.58%
Without Sales Load [Member] | C000157002
Average Annual Return [Line Items]
Average Annual Return, Percent		7.83%			15.85%			9.68%
Without Sales Load [Member] | C000157003
Average Annual Return [Line Items]
Average Annual Return, Percent		7.02%			14.98%			8.86%
Without Sales Load [Member] | C000217820
Average Annual Return [Line Items]
Average Annual Return, Percent		8.24%			16.27%	10.55%
Without Sales Load [Member] | C000157004
Average Annual Return [Line Items]
Average Annual Return, Percent		8.10%			16.13%				10.38%
Without Sales Load [Member] | C000009852
Average Annual Return [Line Items]
Average Annual Return, Percent		1.40%			0.23%				1.36%
Without Sales Load [Member] | C000112496
Average Annual Return [Line Items]
Average Annual Return, Percent		0.55%			(0.52%)				0.59%
Without Sales Load [Member] | C000009851
Average Annual Return [Line Items]
Average Annual Return, Percent		1.55%			0.47%				1.61%
Without Sales Load [Member] | C000009844
Average Annual Return [Line Items]
Average Annual Return, Percent		15.94%			14.09%				11.78%
Without Sales Load [Member] | C000009846
Average Annual Return [Line Items]
Average Annual Return, Percent		15.03%			13.24%				10.94%
Without Sales Load [Member] | C000199531
Average Annual Return [Line Items]
Average Annual Return, Percent		16.32%			14.48%		11.05%
Without Sales Load [Member] | C000009843
Average Annual Return [Line Items]
Average Annual Return, Percent		16.21%			14.37%				12.06%
Without Sales Load [Member] | C000009864
Average Annual Return [Line Items]
Average Annual Return, Percent		2.86%			(0.29%)				2.08%
Without Sales Load [Member] | C000009866
Average Annual Return [Line Items]
Average Annual Return, Percent		1.99%			(1.05%)				1.31%
Without Sales Load [Member] | C000199532
Average Annual Return [Line Items]
Average Annual Return, Percent		3.22%			0.04%		2.24%
Without Sales Load [Member] | C000009863
Average Annual Return [Line Items]
Average Annual Return, Percent		3.01%			(0.06%)				2.32%
Without Sales Load [Member] | C000119973
Average Annual Return [Line Items]
Average Annual Return, Percent		4.78%			3.02%				2.32%
Without Sales Load [Member] | C000119975
Average Annual Return [Line Items]
Average Annual Return, Percent		5.04%			3.26%				2.58%
Without Sales Load [Member] | C000009872
Average Annual Return [Line Items]
Average Annual Return, Percent		1.23%			(0.13%)				1.21%
Without Sales Load [Member] | C000112498
Average Annual Return [Line Items]
Average Annual Return, Percent		0.51%			(0.86%)				0.45%
Without Sales Load [Member] | C000009871
Average Annual Return [Line Items]
Average Annual Return, Percent		1.48%			0.13%				1.46%
Without Sales Load [Member] | C000009874
Average Annual Return [Line Items]
Average Annual Return, Percent		1.79%			0.46%				1.55%
Without Sales Load [Member] | C000112499
Average Annual Return [Line Items]
Average Annual Return, Percent		1.13%			(0.22%)				0.84%
Without Sales Load [Member] | C000009873
Average Annual Return [Line Items]
Average Annual Return, Percent		2.05%			0.69%				1.81%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		9.44%			13.87%				10.72%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		9.44%			13.87%				10.72%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		9.44%			13.87%		8.68%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		7.88%			14.59%				9.23%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		7.88%			14.59%		6.61%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		7.88%			14.59%				9.23%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		9.44%			13.87%				10.72%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		9.44%			13.87%		8.68%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		9.44%			13.87%				10.72%
Bloomberg U.S. Government: Intermediate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government: Intermediate Index
Bloomberg U.S. Government: Intermediate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government: Intermediate Index
Bloomberg U.S. Government: Intermediate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government: Intermediate Index
Bloomberg U.S. Long Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Long Corporate Index
Bloomberg U.S. Long Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Long Corporate Index
Bloomberg U.S. Long Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Long Corporate Index
Bloomberg U.S. Long Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Long Corporate Index
Russell Midcap Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Russell Midcap Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Russell Midcap Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	9.09%
Russell Midcap Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		7.58%			13.66%				9.96%
ICE BofA 2-17 Year US Municipal Securities Index (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 2-17 Year US Municipal Securities Index
ICE BofA 2-17 Year US Municipal Securities Index (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 2-17 Year US Municipal Securities Index
ICE BofA 2-17 Year US Municipal Securities Index (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 2-17 Year US Municipal Securities Index
Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Mortgage Backed Securities Index
Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Mortgage Backed Securities Index
Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Mortgage Backed Securities Index
Bloomberg B3000 Sector Returns REIT (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 3000 REIT Index
Bloomberg B3000 Sector Returns REIT (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 3000 REIT Index
Average Annual Return, Percent		(4.01%)			6.90%			6.62%
Bloomberg B3000 Sector Returns REIT (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 3000 REIT Index
Average Annual Return, Percent		(4.01%)			6.90%	3.49%
Bloomberg B3000 Sector Returns REIT (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 3000 REIT Index
Average Annual Return, Percent		(4.01%)			6.90%				6.76%
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. Corporate & Government, 1-3 Years Index
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. Corporate & Government, 1-3 Years Index
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. Corporate & Government, 1-3 Years Index
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. Corporate & Government, 1-3 Years Index
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		7.88%			14.59%			8.90%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		7.88%			14.59%	9.11%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		7.88%			14.59%				9.23%
ICE BofA 2-17 Year US Municipal Securities Index (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 2-17 Year US Municipal Securities Index
ICE BofA 2-17 Year US Municipal Securities Index (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 2-17 Year US Municipal Securities Index
ICE BofA 2-17 Year US Municipal Securities Index (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 2-17 Year US Municipal Securities Index
Bloomberg US 3000 (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 3000 Index
Bloomberg US 3000 (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 3000 Index
Bloomberg US 3000 (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 3000 Index
Bloomberg US 3000 (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 3000 Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.88%			(0.45%)				1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.88%			(0.45%)				1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.88%			(0.45%)		1.82%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.88%			(0.45%)				1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.88%			(0.45%)				1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.88%			(0.45%)				1.84%
ICE BofA 2-17 Year US Municipal Securities Index (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 2-17 Year US Municipal Securities Index
ICE BofA 2-17 Year US Municipal Securities Index (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 2-17 Year US Municipal Securities Index
ICE BofA 2-17 Year US Municipal Securities Index (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 2-17 Year US Municipal Securities Index
ICE BofA 2-17 Year US Municipal Securities Index (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 2-17 Year US Municipal Securities Index
ICE BofA 2-17 Year US Municipal Securities Index (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 2-17 Year US Municipal Securities Index
ICE BofA 2-17 Year US Municipal Securities Index (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 2-17 Year US Municipal Securities Index
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%			15.74%				14.71%
Bloomberg US 1000 Value (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1000 Value Index
Average Annual Return, Percent		9.61%			15.38%				11.24%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%			15.74%				14.71%
Bloomberg US 1000 Value (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1000 Value Index
Average Annual Return, Percent		9.61%			15.38%				11.24%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%			15.74%				14.71%
Bloomberg US 1000 Value (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1000 Value Index
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%			15.74%		13.18%
Bloomberg US 1000 Value (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1000 Value Index
Average Annual Return, Percent		9.61%			15.38%		8.92%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%			15.74%				14.71%
Bloomberg US 2000 Value (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 2000 Value Index
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%			15.74%				14.71%
Bloomberg US 2000 Value (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 2000 Value Index
Average Annual Return, Percent		5.88%			16.70%				9.95%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%			15.74%		13.18%
Bloomberg US 2000 Value (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 2000 Value Index
Average Annual Return, Percent		5.88%			16.70%		7.48%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%			15.74%				14.71%
Bloomberg US 2000 Value (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 2000 Value Index
Average Annual Return, Percent		5.88%			16.70%				9.95%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%			15.74%				14.71%
Bloomberg US 1000 Value (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1000 Value Index
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%			15.74%				14.71%
Bloomberg US 1000 Value (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1000 Value Index
Average Annual Return, Percent		9.61%			15.38%				11.24%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%			15.74%		13.18%
Bloomberg US 1000 Value (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1000 Value Index
Average Annual Return, Percent		9.61%			15.38%		8.92%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%			15.74%				14.71%
Bloomberg US 1000 Value (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1000 Value Index
Average Annual Return, Percent		9.61%			15.38%				11.24%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.88%			(0.45%)				1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.88%			(0.45%)				1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.88%			(0.45%)				1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.88%			(0.45%)				1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.88%			(0.45%)				1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.88%	0.22%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.88%			(0.45%)				1.84%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%			15.74%			14.31%
Bloomberg US BMID Value (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Mid Cap Value Index
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%			15.74%			14.31%
Bloomberg US BMID Value (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Mid Cap Value Index
Bloomberg US BMID Value (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Mid Cap Value Index
Average Annual Return, Percent	8.83%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	14.87%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%			15.74%				14.71%
Bloomberg US BMID Value (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Mid Cap Value Index
Average Annual Return, Percent		5.86%			14.87%				10.92%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.39%			0.86%				2.34%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.39%			0.86%				2.34%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.39%			0.86%				2.34%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.88%			(0.45%)				1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.88%			(0.45%)				1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.88%			(0.45%)				1.84%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%			15.74%			14.31%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%			15.74%			14.31%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.60%			16.47%			14.86%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%			15.74%	14.86%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.60%			16.47%	15.51%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%			15.74%				14.71%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.60%			16.47%				15.30%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.88%			(0.45%)				1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.88%			(0.45%)				1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.88%		(0.47%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.88%			(0.45%)				1.84%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%			15.74%			14.31%
Bloomberg US 2000 Value (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 2000 Value Index
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%			15.74%			14.31%
Bloomberg US 2000 Value (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 2000 Value Index
Average Annual Return, Percent		5.88%			16.70%			9.58%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%			15.74%	14.86%
Bloomberg US 2000 Value (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 2000 Value Index
Average Annual Return, Percent		5.88%			16.70%	11.50%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%			15.74%				14.71%
Bloomberg US 2000 Value (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 2000 Value Index
Average Annual Return, Percent		5.88%			16.70%				9.95%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.39%			0.86%				2.34%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.39%			0.86%				2.34%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.39%			0.86%				2.34%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%			15.74%				14.71%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%			15.74%				14.71%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%			15.74%		13.18%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%			15.74%				14.71%
ICE BofA 0-1 Year US Treasury
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 0-1 Year US Treasury
Average Annual Return, Percent		4.36%			2.83%				2.11%
ICE BofA 0-1 Year US Treasury
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 0-1 Year US Treasury
Average Annual Return, Percent		4.36%			2.83%				2.11%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.39%			0.86%				2.34%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.39%			0.86%				2.34%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.39%			0.86%				2.34%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.39%			0.86%				2.34%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.39%			0.86%				2.34%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.39%			0.86%				2.34%